Impairment and onerous contracts (Tables)	12 Months Ended
Dec. 31, 2021
Impairment and onerous contracts
Schedule of impairment losses recognized

	Income statement
	Impairment
	2021	2020	2019
Segments by class of assets
Base metals – Nickel	98	882	2,511
Manganese	35	76	—
Other assets	95	125	119
Impairment of non-current assets	228	1,083	2,630

Onerous contracts	18	—	240
Disposals of non-current assets	180	225	513
Impairment and disposals of non-current assets	426	1,308	3,383

Summary of impairment test for the goodwill

	Carrying amount	Discount rate	Period of cash flow projections
Ferrous mineral	1,278	4.4%	2051
Nickel	1,930	3.2% - 3.8%	2045
	3,208